HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.11 Schedule 4

Loan ID	Seller Loan ID	Marketing ID	Original Loan Amount	Initial Credit Loan Grades DBRS	Initial Credit Loan Grades Fitch	Initial Credit Loan Grades Kroll	Initial Credit Loan Grades Moody's	Initial Credit Loan Grades S&P	Initial Compliance Loan Grades DBRS	Initial Compliance Loan Grades Fitch	Initial Compliance Loan Grades Kroll	Initial Compliance Loan Grades Moody's	Initial Compliance Loan Grades S&P	Initial Property Loan Grades DBRS	Initial Property Loan Grades Fitch	Initial Property Loan Grades Kroll	Initial Property Loan Grades Moody's	Initial Property Loan Grades S&P	Initial Overall Loan Grades DBRS	Initial Overall Loan Grades Fitch	Initial Overall Loan Grades Kroll	Initial Overall Loan Grades Moody's	Initial Overall Loan Grades S&P	Final Credit Loan Grades DBRS	Final Credit Loan Grades Fitch	Final Credit Loan Grades Kroll	Final Credit Loan Grades Moody's	Final Credit Loan Grades S&P	Final Compliance Loan Grades DBRS	Final Compliance Loan Grades Fitch	Final Compliance Loan Grades Kroll	Final Compliance Loan Grades Moody's	Final Compliance Loan Grades S&P	Final Property Loan Grades DBRS	Final Property Loan Grades Fitch	Final Property Loan Grades Kroll	Final Property Loan Grades Moody's	Final Property Loan Grades S&P	Final Overall Loan Grades DBRS	Final Overall Loan Grades Fitch	Final Overall Loan Grades Kroll	Final Overall Loan Grades Moody's	Final Overall Loan Grades S&P
REDACTED		1024557	REDACTED	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
REDACTED		1024553	REDACTED	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A